Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2012
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000875610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2014
Prospectus Date	rr_ProspectusDate	Mar. 29, 2013
Delaware Global Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Global Value Fund
Supplement [TextBlock]	dggif_SupplementTextblock

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund

(each a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Class A, Class B, Class C, Class R, and Institutional Class

Statutory Prospectus dated March 29, 2013

The following replaces the information in the section entitled, “Fund Summaries – Delaware Global Value Fund - What are the Fund’s fees and expenses?” and supersedes the information contained in the supplement dated Oct. 8, 2013.

Expense [Heading]	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing Shares.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

The following replaces the information in the section entitled, “Fund Summaries – Delaware Global Value Fund - Example” and supersedes the information contained in the supplement dated Oct. 8, 2013.

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(if not redeemed)
Supplement Closing [TextBlock]	dggif_SupplementClosingTextBlock

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated March 3, 2014.

Delaware Global Value Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	724
3 years	rr_ExpenseExampleYear03	1,078
5 years	rr_ExpenseExampleYear05	1,456
10 years	rr_ExpenseExampleYear10	2,513
Delaware Global Value Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	558
3 years	rr_ExpenseExampleYear03	965
5 years	rr_ExpenseExampleYear05	1,474
10 years	rr_ExpenseExampleYear10	2,588
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	690
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,249
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,588
Delaware Global Value Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.30%
1 year	rr_ExpenseExampleYear01	333
3 years	rr_ExpenseExampleYear03	762
5 years	rr_ExpenseExampleYear05	1,317
10 years	rr_ExpenseExampleYear10	2,830
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,317
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,830
Delaware Global Value Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.80%
Delaware Global Value Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	457
5 years	rr_ExpenseExampleYear05	804
10 years	rr_ExpenseExampleYear10	$ 1,784

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding 1.30% of the Fund's average daily net assets from March 28, 2013 through March 28, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from March 1, 2014 through March 30, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.
[2]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.